SCHEDULE OF INTANGIBLE ASSET BY DEVELOPED SOFTWARE (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total developed software	$ 1,599,933	$ 2,079,047	$ 2,835,117
Alpha Predictions Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total developed software	448,255	899,362
Travel Buddhi Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total developed software	114,420	114,785
CloseComms Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total developed software	$ 1,037,258	$ 1,064,900